Goodwill and Other Intangible Assets, Net - Schedule of Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Intangible Assets [Line Items]
Cost:	$ 2,062	$ 2,062
Accumulated amortization:	1,174	984
Impairment of Intangible Assets:	466
Other intangible assets	1,640	984
Amortized cost	422	1,078
Suppliers’ Relationships [Member]
Schedule of Other Intangible Assets [Line Items]
Cost:	760	760
Accumulated amortization:	150	64
Impairment of Intangible Assets:	189
Customer Relationships [Member]
Schedule of Other Intangible Assets [Line Items]
Cost:	1,032	1,032
Accumulated amortization:	862	793
Impairment of Intangible Assets:	204
Non-competition [Member]
Schedule of Other Intangible Assets [Line Items]
Cost:	270	270
Accumulated amortization:	162	127
Impairment of Intangible Assets:	$ 73